PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	$ 8,455,347		$ 8,426,237
Less: accumulated depreciation and amortization	(7,553,964)		(7,300,848)
Net book value	901,383		1,125,389
Depreciation and amortization	229,569	$ 399,798
Machinery and laboratory equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	5,134,386		5,116,503
Leasehold improvements
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	1,035,089		1,030,798
Electronic equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	1,800,269		1,793,132
Furniture and tools
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	49,127		49,085
Vehicles
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	78,091		77,767
Software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	$ 358,385		$ 358,952